Related Party Transactions and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 000
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions and Party-In-Interest Transactions	Related Party Transactions and Party-In-Interest Transactions
The Plan holds shares of Ryder System, Inc. common stock in the common stock fund described in Note 3, “Fair Value Measurements” (829,196 and 902,582 shares at December 31, 2025 and 2024, respectively), and recorded dividend income (approximately $3.0 million and $2.9 million in 2025 and 2024, respectively), net realized gains on sale (approximately $12.8 million and $8.3 million in 2025 and 2024, respectively), and net unrealized appreciation in value of these securities (approximately $14.0 million and $28.9 million in 2025 and 2024, respectively). During the year ended December 31, 2025, purchases and sales of Ryder System, Inc. common stock recorded in the common stock fund were approximately $23.9 million and $36.5 million, respectively. During the year ended December 31, 2024, purchases and sales of Ryder System, Inc. common stock recorded in the common stock fund were $21.2 million and $27.2 million, respectively. Accordingly, these shares qualify as a party-in-interest.

The Plan also holds shares of mutual funds managed by Fidelity Management Trust Company, which are affiliated with the Plan’s current trustee. The Plan has recorded dividend income, net realized gains (losses) on sales and net unrealized appreciation (depreciation) in value of these securities. Accordingly, these transactions qualify as a party-in-interest.
Fees incurred by the Plan to Fidelity Management Trust Company for investment management and recordkeeping services amounted to approximately $1.2 million and $1.3 million for the years ended December 31, 2025 and 2024, respectively. These fees are recorded as administrative expenses in the accompanying Statements of Changes in Net Assets Available for Benefits. Notes receivable from participants also qualify as exempt party-in-interest transactions.